Property Acquired In Foreclosure	12 Months Ended
Dec. 31, 2011
Property Acquired In Foreclosure [Abstract]
Property Acquired In Foreclosure

NOTE 7– PROPERTY ACQUIRED IN FORECLOSURE

     The Company has acquired a significant number of real estate properties in settlement of loans. A summary of the activity in property acquired in foreclosure follows:

	December 31,
	2011	2010
Beginning balance	$10,278,599	$6,712,948
Additions from foreclosures and capitalized improvements	11,281,083	8,403,452
Write downs of value	(430,513)	(709,751)
Sales	(4,583,681)	(4,128,050)
Ending other real estate owned	$16,545,488	$10,278,599

     The Company recognized net losses of $193,693, $180,397 and $228,547 on sales of all types of repossessed collateral for the years ended December 31, 2011, 2010 and 2009, respectively.